UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                   FORM 13F

         FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Eagle Capital Management, L.L.C.
Address: 499 Park Avenue
         New York, New York 10022

13F File Number:   28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Ravenel B. Curry, III
Title:        Managing Director
Phone:        212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   February 1, 2000

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[    ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     $310,740,000

TABLE>
                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
[S]                            [C]              [C]       [C]      [C]      [C]
[C]  [C]     [C]          [C]      [C]      [C]
Alkermes Inc.                  COM              01642T108      231     4700 SH
     SOLE                     4700
Alleghany                      COM              017175100     6406    34533 SH
     SOLE                    34533
American Intl Group            COM              026874107     4697    43439 SH
     SOLE                    43439
Artisan Components             COM              042923102     6017   291500 SH
     SOLE                   291500
Baker Hughes                   COM              057224107    14836   704400 SH
     SOLE                   704400
Berkley W R Corp               COM              084423102     3610   172928 SH
     SOLE                   172928
Chicago Title Corporation      COM              168228104     8351   180571 SH
     SOLE                   180571
Citigroup                      COM              172967101    14913   267790 SH
     SOLE                   267790
Comcast Cl A Special           COM              200300200    11115   219820 SH
     SOLE                   219820
Continental Airlines Class B   COM              210795308      790    17800 SH
     SOLE                    17800
Devon Energy Corp New          COM              25179m103     4366   132800 SH
     SOLE                   132800
Duke Energy                    COM              264399106     1541    30739 SH
     SOLE                    30739
EMC Corp                       COM              268648102     9406    86100 SH
     SOLE                    86100
Eclipsys Corp.                 COM              278856109      256    10000 SH
     SOLE                    10000
Emerson Electric               COM              291011104      229     4000 SH
     SOLE                     4000
Equity Office Properties       COM              294741103     9887   401500 SH
     SOLE                   401500
Equity Residential Property    COM              29476L107     9607   225050 SH
     SOLE                   225050
Exxon Mobil                    COM              30231G102      322     4000 SH
     SOLE                     4000
Family Dollar Stores           COM              307000109     2192   134400 SH
     SOLE                   134400
Federal National Mortgage      COM              313586109      300     4800 SH
     SOLE                     4800
Flanders Corp                  COM              338494107      237    94900 SH
     SOLE                    94900
Gemstar International Group    COM              G3788V106    21811   306122 SH
     SOLE                   306122
Host Marriott                  COM              44107P104      230    27933 SH
     SOLE                    27933
Hyperion Solutions Corp        COM              44914M104    10354   238034 SH
     SOLE                   238034
Liberty Media Class A / AT&T C COM              001957208    27542   484781 SH
     SOLE                   484781
Mapics, Inc.                   COM              564910107     4511   357300 SH
     SOLE                   357300
Monsanto                       COM              611662107      854    24100 SH
     SOLE                    24100
NTL Incorporated               COM              459216107    10466    83896 SH
     SOLE                    83896
Nabors Industries              COM              629568106    15206   491500 SH
     SOLE                   491500
National Instruments           COM              636518102    15025   392800 SH
     SOLE                   392800
Newfield Exploration           COM              651290108     9726   363600 SH
     SOLE                   363600
Noble Affiliates Inc.          COM              654894104    14507   676700 SH
     SOLE                   676700
Progressive Corp.              COM              743315103     6018    82300 SH
     SOLE                    82300
Rogers Cantel Inc              COM              775102205     7028   193200 SH
     SOLE                   193200
Transaction Systems            COM              893416107    11519   411400 SH
     SOLE                   411400
US Oncology                    COM              90338w103     2430   492106 SH
     SOLE                   492106
United Health Care             COM              910581107    12166   229000 SH
     SOLE                   229000
Vastar Resources, Inc.         COM              922380100    10434   176850 SH
     SOLE                   176850
Waste Management Inc.          COM              94106L109     8008   465900 SH
     SOLE                   465900
White Mountains Insurance Grou COM              964126106      602     5000 SH
     SOLE                     5000
Worldgate                      COM              98156l307    12994   273200 SH
     SOLE                   273200
[/TABLE]